Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 1.00 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	145.90
Maximum Aggregate Offering Price	$ 291,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,674.58
Offering Note	(1) The ordinary shares, par value NIS 1.00 per share of the Registrant ("Ordinary Shares") may be represented by the Registrant's American Depositary Shares ("ADSs"), each ADS representing one Ordinary Share. ADS issuable upon deposit of Ordinary Shares of the Company are registered on a separate registration statement on Form F-6 (333-20623). (2) Represents Ordinary Shares authorized for issuance pursuant to the NICE Systems Ltd. 2016 Share Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such indeterminate number of Ordinary Shares as may be offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions pursuant to the terms of the Plan. (3) Estimated in accordance with Rule 457(c) and (h)(1) of the Securities Act solely for the purpose of calculating the registration fee. Based on $145.90, the average of the high and low prices of the ADSs as reported on the Nasdaq Global Select Market on September 26, 2025, a date within five business days prior to the filing of this Registration Statement.